Prepaid expenses and other (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Prepaid expenses and other
Gold bullion	$ 26.1	$ 14.6
Inventory	1.4	7.1
Prepaid expenses	6.7	17.0
Debt issue costs	0.7	0.7
Prepaid expenses and other	$ 34.9	$ 39.4